Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from related parties	$ 968,420,000	$ 885,767,000	$ 1,113,456,000
Ship operating expenses	293,971,000	251,950,000	225,971,000
Charter hire expenses	22,715,000	42,225,000	57,406,000
Interest Expense, Nonoperating	108,215,000	103,664,000	56,248,000
Related Party
Ship operating expenses	475,000	3,184,000	4,916,000
Charter hire expenses	35,713,000	31,484,000	37,328,000
Time charter revenues
Revenue from related parties	622,569,000	434,827,000	593,795,000
Time charter revenues | Related Party
Revenue from related parties	855,000	706,000	2,033,000
Voyage charter revenues
Revenue from related parties	341,926,000	446,666,000	518,398,000
Voyage charter revenues | Related Party
Revenue from related parties	$ 0	$ 3,234,000	$ 0